capital structure financial policies (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Components of debt and coverage ratios
Net debt	$ 17,664	$ 16,602	$ 17,664	$ 16,602	$ 17,664		$ 16,602	$ 17,664
EBITDA - excluding restructuring and other costs			2,898	2,817	5,769	$ 5,688	5,649
Net interest cost			403	361	$ 797		$ 706
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs					3.06		2.94
Coverage ratios
Earnings coverage ratio					3.6		4.2
EBITDA - excluding restructuring and other costs interest coverage ratio					7.2		8.0
Net debt and total capitalization
Long-term debt	18,518	16,579	18,518	16,579	$ 18,518	18,474	$ 16,579	18,518
Debt issuance costs netted against long-term debt	96	105	96	105	96		105	96
Derivative (assets) liabilities, net	(392)	92	(392)	92	(392)		92	(392)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	313	(57)	313	(57)	313		(57)	313
Cash and temporary investments, net	(971)	(217)	(971)	(217)	(971)	(535)	(217)	(971)	$ (1,058)	$ (588)	$ (414)
Short-term borrowings	100	100	100	100	100	100	100	100
Net debt	17,664	16,602	17,664	16,602	17,664		16,602	17,664
Common equity	12,046	10,504	12,046	10,504	12,046	10,548	10,504	12,046
Less: accumulated other comprehensive income included in common equity above	(286)	19	(286)	19	(286)	(119)	19	(286)	$ (393)	$ 40	$ (3)
Total capitalization	29,427	27,123	29,427	27,123	29,427		27,123	$ 29,427
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,359	1,373	2,768	2,752	5,570	5,554	5,336
Restructuring and other costs	70	29	130	65	199	134
EBITDA - excluding restructuring and other costs			2,898	2,817	$ 5,769	$ 5,688	$ 5,649
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio					3.06		2.94
Net debt to operating cash flow ratio maximum					4.00
Earnings Coverage Ratio					3.6		4.2
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.5)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					(0.1)
EBITDA - excluding restructuring and other costs interest coverage ratio					7.2		8.0
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					0.2
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					(1.0)
Dividend payout ratio
Dividend payout ratio - net of dividend reinvestment plan effects, (as a per cent)					61.00%		133.00%
Ratio of dividends declared as a percentage of cash provided by operating activities less capital expenditures (excluding spectrum licenses)					84.00%		122.00%
Dividends declared					$ 1,433		$ 1,307
Amount of dividends declared reinvested in Common Shares					(516)		(90)
Dividends declared, net of dividend reinvestment plan effects					$ 917		1,217
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)								60.00%
Target ratio from free cash flow								60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)								75.00%
Target ratio from free cash flow								75.00%
Common equity
Net debt and total capitalization
Less: accumulated other comprehensive income included in common equity above	$ (283)	$ 17	$ (283)	$ 17	$ (283)		$ 17	$ (283)